PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	As of September 30,
	2020	2019
Buildings	$5,486,663	$5,211,781
Machinery	6,412,009	5,080,964
Furniture, fixtures and equipment	588,302	545,881
Motor vehicles	238,149	235,555
Total property plant and equipment, at cost	12,725,123	11,074,181
Less: accumulated depreciation	(5,221,949)	(4,597,893)
	7,503,174	6,476,288
Construction in progress (“CIP”)	367,506	119,416
Property, plant and equipment, net	$7,870,680	$6,595,704